Report Of The Directors Financial Review Risk Report - Distribution of financial instruments by credit quality (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Jan. 01, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		$ 323,199
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,305,592	2,284,034	$ 2,180,252
Loans And Advances To Customers And Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,053,357
Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	962,964	973,443	949,737
Loans and advances to customers | – personal lending
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	374,762
Loans and advances to customers | – corporate and commercial
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	516,754
Loans and advances to customers | – non-bank financial institutions
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,448
Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 90,393	83,924	82,559
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		323,351
Gross carrying amount | Portfolio Concentration Risk
Disclosure of financial assets that are either past due or impaired [line items]
Impairment allowances as a % of loans and advances	100.00%
Gross carrying amount | Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,313,124	2,293,364	2,190,269
Gross carrying amount | Loans And Advances To Customers And Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,060,841
Gross carrying amount | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	970,448	982,178	959,080
Gross carrying amount | Loans and advances to customers | – personal lending
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	376,481
Gross carrying amount | Loans and advances to customers | – corporate and commercial
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	522,248
Gross carrying amount | Loans and advances to customers | – non-bank financial institutions
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,719
Gross carrying amount | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 90,393	83,939	82,582
Gross carrying amount | Neither past due nor impaired | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		296,588
Gross carrying amount | Neither past due nor impaired | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		13,780
Gross carrying amount | Neither past due nor impaired | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		9,677
Gross carrying amount | Neither past due nor impaired | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		3,233
Gross carrying amount | Neither past due nor impaired | Portfolio Concentration Risk | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Impairment allowances as a % of loans and advances	70.70%
Gross carrying amount | Neither past due nor impaired | Portfolio Concentration Risk | Good
Disclosure of financial assets that are either past due or impaired [line items]
Impairment allowances as a % of loans and advances	14.50%
Gross carrying amount | Neither past due nor impaired | Portfolio Concentration Risk | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Impairment allowances as a % of loans and advances	12.70%
Gross carrying amount | Neither past due nor impaired | Portfolio Concentration Risk | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Impairment allowances as a % of loans and advances	1.00%
Gross carrying amount | Neither past due nor impaired | Financial assets excluding equity securities | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 1,635,086	1,448,333	1,353,144
Gross carrying amount | Neither past due nor impaired | Financial assets excluding equity securities | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	336,212	456,329	430,777
Gross carrying amount | Neither past due nor impaired | Financial assets excluding equity securities | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	293,685	347,513	361,634
Gross carrying amount | Neither past due nor impaired | Financial assets excluding equity securities | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,084	25,212	28,189
Gross carrying amount | Neither past due nor impaired | Loans And Advances To Customers And Banks | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	580,934
Gross carrying amount | Neither past due nor impaired | Loans And Advances To Customers And Banks | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	231,369
Gross carrying amount | Neither past due nor impaired | Loans And Advances To Customers And Banks | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	208,306
Gross carrying amount | Neither past due nor impaired | Loans And Advances To Customers And Banks | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,153
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	503,759	476,789	479,067
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	222,343	247,732	227,146
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	204,162	225,242	220,089
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,114	17,939	17,922
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – personal lending | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	324,960
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – personal lending | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,612
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – personal lending | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,549
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – personal lending | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	780
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – corporate and commercial | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	140,382
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – corporate and commercial | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	176,745
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – corporate and commercial | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	176,661
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – corporate and commercial | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,784
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – non-bank financial institutions | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	38,417
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – non-bank financial institutions | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,986
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – non-bank financial institutions | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,952
Gross carrying amount | Neither past due nor impaired | Loans and advances to customers | – non-bank financial institutions | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	550
Gross carrying amount | Neither past due nor impaired | Loans and advances to banks | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	77,175	71,844	70,959
Gross carrying amount | Neither past due nor impaired | Loans and advances to banks | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,026	8,350	7,692
Gross carrying amount | Neither past due nor impaired | Loans and advances to banks | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,144	3,701	3,890
Gross carrying amount | Neither past due nor impaired | Loans and advances to banks | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 39	28	26
Gross carrying amount | Past due but not impaired | Portfolio Concentration Risk
Disclosure of financial assets that are either past due or impaired [line items]
Impairment allowances as a % of loans and advances	0.40%
Gross carrying amount | Past due but not impaired | Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 8,716
Gross carrying amount | Past due but not impaired | Loans And Advances To Customers And Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,609
Gross carrying amount | Past due but not impaired | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,600
Gross carrying amount | Past due but not impaired | Loans and advances to customers | – personal lending
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,658
Gross carrying amount | Past due but not impaired | Loans and advances to customers | – corporate and commercial
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,422
Gross carrying amount | Past due but not impaired | Loans and advances to customers | – non-bank financial institutions
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	520
Gross carrying amount | Past due but not impaired | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 9
Gross carrying amount | Impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		73
Gross carrying amount | Impaired | Portfolio Concentration Risk
Disclosure of financial assets that are either past due or impaired [line items]
Impairment allowances as a % of loans and advances	0.70%
Gross carrying amount | Impaired | Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 16,341	15,977	16,525
Gross carrying amount | Impaired | Loans And Advances To Customers And Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,470
Gross carrying amount | Impaired | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15,470	14,476	14,856
Gross carrying amount | Impaired | Loans and advances to customers | – personal lending
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,922
Gross carrying amount | Impaired | Loans and advances to customers | – corporate and commercial
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,254
Gross carrying amount | Impaired | Loans and advances to customers | – non-bank financial institutions
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	294
Gross carrying amount | Impaired | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	16	15
Impairment allowances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets		(152)
Impairment allowances | Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,532)	(9,330)	(10,017)
Impairment allowances | Loans And Advances To Customers And Banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,484)
Impairment allowances | Loans and advances to customers
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,484)	(8,735)	(9,343)
Impairment allowances | Loans and advances to customers | – personal lending
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,719)
Impairment allowances | Loans and advances to customers | – corporate and commercial
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5,494)
Impairment allowances | Loans and advances to customers | – non-bank financial institutions
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(271)
Impairment allowances | Loans and advances to banks
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ (15)	$ (23)